DEAN WITTER PACIFIC GROWTH FUND INC.  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                      10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1996

DEAR SHAREHOLDER:
The twelve months ended October 31, 1996, began on a relatively strong note, with investors encouraged by cuts in U.S. interest rates and the continued high levels of economic and corporate earnings growth exhibited by Pacific Basin countries. However, during the second half of the period, the gyrations of Wall Street, wild swings in expectations regarding the outlook for U.S. interest rates and a downturn in the global electronics business cycle proved detrimental to the markets of the region. While inflationary pressures, which were evident last year, have subsided as a result of tight monetary policies, current account deficits have proven more recalcitrant as a result of weak growth in demand for the electronics products in which the region specializes. Export growth has been disappointing, which has also led to lower 1996 forecasts for both GDP and corporate earnings growth.
In contrast to much of the rest of the region, the Hong Kong market put in a relatively strong performance, rising by 28.0 percent for the year and 10.4 percent in the second half in U.S. dollar terms, buoyed by more encouraging economic data from China and a strong property market. Taiwan also recorded strong gains over the period. Early in 1996, Chinese missile tests off the coast of Taiwan, stemming from the desire of the Chinese to influence the outcome of important Taiwanese elections, severely affected investor sentiment. However, after the elections, tensions subsided rapidly, and the subsequent rapprochement in Chinese/Taiwanese relations helped the market rally sharply. Furthermore, the decision by Morgan Stanley Capital International to include Taiwan in regional indices as of September resulted in a significant inflow of foreign funds to the market.
At the other end of the performance spectrum, Thailand put in a particularly weak performance, falling by 29.4 percent for the year and 32.6 percent in the second half in U.S. dollar terms, amidst concerns over a worsening current account deficit, resultant declines in GNP and corporate earnings estimates, and political uncertainty. More recently, the Bank of Thailand has taken measures to reduce the level of offshore

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1996, CONTINUED

borrowings. While essentially a move in the right direction, the timing of this effective monetary tightening in the face of slowing economic growth and an escalating negative wealth effect, has adversely affected the stock market. Korea has also been disappointing. First-half corporate results were weak, hit by exchange losses on foreign currency debt and a difficult domestic operating environment. Moreover, weak export growth atop the rapid decline in DRAM semiconductor prices and political scandals (including a death penalty sentence imposed upon a former president) further depressed sentiment.
PERFORMANCE AND PORTFOLIO STRATEGY
                                                    [GRAPHIC]
Against this backdrop, Dean Witter
Pacific Growth Fund produced a total
return of 3.00 percent for the
twelve-month period ended October 31,
1996. During the same period, the
Morgan Stanley Capital International
World Index (MSCI World Index) and the
Lipper Pacific Region Funds Average
produced returns of 14.48 percent and
5.10 percent, respectively. However,
unlike the Fund which invests primarily
in securities in the markets of the
Pacific Rim, the MSCI World Index
measures the performance of the
European, Asian and American markets.
(The Lipper Pacific Region Funds
Average tracks the performance of funds
which invest in equity securities whose
primary trading markets or operations
are concentrated in the Western Pacific
basin region or a single country within
this region.) The accompanying chart
illustrates the growth of a $10,000
investment in the Fund from inception
(November 30, 1990) through the fiscal
year ended October 31, 1996, versus a
similar hypothetical investment in the
securities that comprise the MSCI World
Index and the Lipper Pacific Region
Funds Average.
                                                    [GRAPHIC]
Within Southeast Asia, the Fund's
portfolio is overweighted toward
Indonesia. Earnings in this

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1996, CONTINUED

market are rising strongly on the back of solid, investment-driven GDP growth and accelerating deregulation of a number of industries. Meanwhile, valuations have fallen to the low end of historic ranges at just 12.8 times 1997 earnings. In addition, a heavy supply of large new issues over the last couple of years has significantly improved the overall depth and breadth of the market. The Indonesian portfolio is focused on issuers positioned to benefit from increased disposable incomes (e.g., HM Sampoerna, the cigarette company, and IndoFood Sukses Makmur) and infrastructure development (e.g., cement manufacturer Semen Gresik).
The Fund's biggest overweighting is in Hong Kong. Despite this market's having performed relatively well this year, Morgan Grenfell Investment Services Limited, the Fund's sub-adviser, believes it continues to offer the potential for good returns over the coming year. Chinese economic growth has now slowed to a more sustainable, noninflationary level of about 8 percent, down from over 13 percent three years ago. Inflationary pressures have receded, and the authorities are beginning to ease monetary policy. A resurgence of growth in China should underpin growth in the region in general and Hong Kong in particular. We are now within nine months of the return of Hong Kong to Chinese sovereignty in July next year. This will clearly be a significant focus of attention and media comment over the coming year, with consequent potential for market volatility. Although clearly a risk factor, Morgan Grenfell continues to expect the transition to go smoothly and for Hong Kong's new status to be beneficial to its long-term economic development.
In Hong Kong, the Fund continues to favor residential property stocks such as Henderson Land Development Co. Ltd. and Cheung Kong Holdings Ltd. and also expects outperformance from real estate investment stocks (Hong Kong's commercial and office landlords) such as Hong Kong Land Holdings Ltd., Great Eagle Holding Co., Wharf Holdings Ltd. and Amoy Properties, Ltd.
The Fund's exposure to Japan remains modest. Although Morgan Grenfell expects the Japanese economy to continue its recovery in 1997 and thus drive corporate earnings growth and share prices higher, it is expected that returns will be comparable only with those available elsewhere in the region. Given the greater long-term attractions of the rest of the Pacific Basin, they anticipate maintaining the strategic orientation of the Fund toward the Tiger markets. The Fund's exposure to Japan still has a bias toward small-cap stocks, which continue to have attractive growth and valuation characteristics relative to their larger counterparts.
The Fund maintains neutral or underweighted exposures to the other markets of the region but continues to see many attractive stock selection opportunities right across the region. For example, toll-road operators such as Metacorp Berhad, United Engineers Malaysia Berhad, Gamuda Berhad and Sungei Way Holdings Berhad in Malaysia and Road King Infrastructure Ltd. in China continue to

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1996, CONTINUED

benefit from a regional boom in privatized infrastructure development, while specialist electronics related manufacturers such as Amtek Engineering Ltd. and Venture Manufacturing Ltd. continue to benefit from the growth in out-sourcing by multinational companies, despite decline in overall demand growth for the industry.
LOOKING AHEAD
While the performance of the Pacific Rim markets has been disappointing this year, the Fund's investment adviser remains optimistic about the outlook for the region over the coming months. Forecasts for 1997 GDP growth remain strong by the standards of the rest of the world's markets, ranging between 4.5 percent and 9.5 percent around the region, with most countries falling between 6 percent and 7 percent. Interest rates in the region are probably at their peak and have begun to decline in some places. There is also some evidence that the electronics industry may be beginning to recover, with the U.S. semiconductor book-to-bill ratio (which measures orders received by semiconductor manufacturers against orders dispatched) rising to 1.1 in October, up from a low of 0.79 in March. Hence, most economic cycles should be beginning to move in a favorable direction for the region next year. Corporate earnings growth this year has fallen to an average of around 11 percent for the region. However, upgrades are now likely over the coming months, and a reacceleration to around 14 percent is expected for 1997.
The main attraction of the region at present still lies in price earnings (P/E) valuations which, at around 15.0 times 12-month prospective earnings, are low relative to history. Regional equities are currently available at valuation levels similar to those seen during the Gulf Crisis of 1990-1991, when this Fund was originally launched. Morgan Grenfell believes that these levels of valuation more than discount the present uncertainties and that there is room for an upside in the markets, driven both by a reacceleration of corporate earnings and by some P/E expansion.
We appreciate your support of the Dean Witter Pacific Growth Fund and look forward to continuing to serve your investment needs and objectives.
Very truly yours,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (98.4%)
                   AUSTRALIA (1.7%)
                   COMMERCIAL SERVICES
         350,178   Mayne Nickless Ltd.........  $       2,322,650
                                                -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       1,200,000   Foster's Brewing Group
                   Ltd........................          2,184,540
       3,514,670   Goodman Fielder Wattie
                   Ltd........................          4,117,154
                                                -----------------
                                                        6,301,694
                                                -----------------
                   METALS & MINING
         215,000   CRA Ltd....................          3,366,012
       2,000,000   North Ltd..................          5,682,970
                                                -----------------
                                                        9,048,982
                                                -----------------
                   OIL RELATED
       1,500,000   Santos, Ltd................  $       5,983,740
                                                -----------------
                   TRANSPORTATION
         197,250   Brambles Industries,
                   Ltd........................          3,262,979
                                                -----------------

                   TOTAL AUSTRALIA............         26,920,045
                                                -----------------
                   CHINA (0.8%)
                   CHEMICALS
          73,400   Jilin Chemical Industrial
                   Co., Ltd. (ADR)............            963,375
       4,000,000   Shanghai Petrochemical Co.
                   Ltd........................          1,073,489
       5,650,000   Yizheng Chemical Fibre Co.
                   Ltd........................          1,308,039
                                                -----------------
                                                        3,344,903
                                                -----------------
                   TRANSPORTATION
       2,040,000   Jinhui Shipping and
                   Transportation Ltd.........          1,817,301
                                                -----------------
                   UTILITIES
         275,000   Huaneng Power
                   International, Inc. (Class
                   N) (ADR)*..................          4,193,750
         322,000   Shandong Huaneng Power Co.,
                   Ltd. (ADR).................          2,938,250
                                                -----------------
                                                        7,132,000
                                                -----------------

                   TOTAL CHINA................         12,294,204
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------

                   HONG KONG (33.4%)
                   BANKING
       2,177,000   Bank of East Asia, Ltd.....  $       8,503,246
       1,833,838   Dao Heng Bank Group Ltd....          8,064,163
       1,550,000   Guoco Group Ltd............          8,199,255
       2,752,000   Hang Seng Bank Ltd.........         32,656,820
         378,800   HSBC Holdings PLC..........          7,716,315
       6,000,000   International Bank of
                   Asia.......................          3,666,675
         450,000   Wing Hang Bank Ltd.........          1,810,057
                                                -----------------
                                                       70,616,531
                                                -----------------
                   BUILDING & CONSTRUCTION
       3,725,000   Kumagai Gumi, Ltd..........          3,444,702
                                                -----------------
                   CONGLOMERATES
         884,000   Citic Pacific, Ltd.........          4,298,921
       2,070,000   First Pacific Co. Ltd......          2,851,277
         126,260   Henderson China Holding
                   Ltd........................            285,774
       8,930,000   Hutchison Whampoa, Ltd.....         62,368,401
         699,800   Jardine Matheson Holdings
                   Ltd........................          3,953,870
             413   New World Infrastructure
                   Ltd.*......................              1,028
       3,257,000   Swire Pacific Ltd. (Class
                   A).........................         28,750,129
                                                -----------------
                                                      102,509,400
                                                -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
       3,000,000   ASM Pacific Technology
                   Ltd........................          2,250,446
                                                -----------------
                   ENGINEERING & CONSTRUCTION
       8,411,000   Road King Infrastructure
                   Ltd.*......................          6,146,324
                                                -----------------
                   FINANCIAL SERVICES
 $         8,300K  Henderson Capital
                   International 5.00% due
                   03/28/97 (Conv.)...........          7,138,000
      12,668,000   Manhattan Card Co. Ltd.....          6,266,988
                                                -----------------
                                                       13,404,988
                                                -----------------
                   FOOD PROCESSING
       8,000,000   Tingyi (Cayman Islands)
                   Holding Co.*...............          1,769,316
                                                -----------------
                   HOTELS/MOTELS
      26,122,000   CDL Hotels International,
                   Ltd........................         13,514,059
       5,000,000   Regal Hotels
                   International..............          1,374,195
       2,000,000   Shangri-La Asia Ltd........          2,858,325
                                                -----------------
                                                       17,746,579
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   INVESTMENT COMPANIES
       4,280,000   Guangdong Investments......  $       3,072,247
         100,000   Investment Co. of China***
                   *..........................            684,000
                                                -----------------
                                                        3,756,247
                                                -----------------
                   LIFE INSURANCE
       4,503,000   National Mutual Asia
                   Ltd........................          3,785,600
                                                -----------------
                   PUBLISHING
       6,000,000   South China Morning Post
                   (Holdings) Ltd.............          5,121,705
                                                -----------------
                   REAL ESTATE
       7,000,000   Amoy Properties, Ltd.......          8,646,111
       6,793,000   Cheung Kong (Holdings)
                   Ltd........................         54,471,921
       3,148,000   Great Eagle Holding Co.....         10,117,670
       1,590,000   Henderson Land Development
                   Co. Ltd....................         14,138,040
         880,880   HKR International Ltd......          1,116,509
             800   HKR International Ltd.
                   (Warrants due 06/23/00)*...                398
     HKD  10,500K  HKR International Ltd.
                   6.00% due 06/26/00.........          1,225,620
       6,025,800   Hon Kwok Land Investment
                   Ltd........................          1,967,866
       4,162,000   Hong Kong Land Holdings
                   Ltd........................          9,281,260
       1,600,000   Hysan Development Co.
                   Ltd........................          5,132,052
          80,000   Hysan Development Co. Ltd.
                   (Warrants due 04/30/98)*...             38,542
       2,210,000   Lai Sun Development Co.
                   Ltd........................          2,858,325
       3,680,000   New World Development......         21,418,040
         740,000   Realty Development Corp.
                   (Class A)..................          2,832,976
       4,395,500   Sun Hung Kai Properties
                   Ltd........................         50,027,678
       6,358,000   Wharf (Holdings) Ltd.......         26,231,951
                                                -----------------
                                                      209,504,959
                                                -----------------
                   RETAIL - SPECIALTY APPAREL
       1,200,000   Dickson Concepts
                   International Ltd. (New)...          4,004,242
       8,999,000   Giordano International
                   Ltd........................          9,078,378
                                                -----------------
                                                       13,082,620
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   TELECOMMUNICATIONS
      23,444,000   Hong Kong
                   Telecommunications Ltd.....  $      41,388,888
                                                -----------------
                   TRANSPORTATION
       2,500,000   Cathay Pacific Airways.....          3,912,414
       7,970,000   Cosco Pacific Ltd..........          7,627,978
       9,511,000   The Guangshen Railway Co.,
                   Ltd.*......................          3,536,580
                                                -----------------
                                                       15,076,972
                                                -----------------
                   UTILITIES
       1,330,000   China Light & Power Co.
                   Ltd........................          6,175,406
       8,849,000   Hong Kong & China Gas Co.
                   Ltd........................         15,565,121
         700,000   Hong Kong & China Gas Co.
                   (Warrants due 09/30/97)*...            258,025
       3,350,000   Hong Kong Electric Holdings
                   Ltd........................         10,723,570
                                                -----------------
                                                       32,722,122
                                                -----------------

                   TOTAL HONG KONG............        542,327,399
                                                -----------------

                   INDONESIA (7.0%)
                   AUTO
      12,000,000   PT Gadjah Tunggal..........          5,153,975
                                                -----------------
                   BANKING
       6,241,000   PT Bank Bira...............          6,098,130
       2,000,000   PT Bank Dagang Nasional
                   Indonesia..................          1,417,343
       6,120,440   PT Bank International
                   Indonesia..................          4,928,843
       2,332,500   PT Pan Indonesia Bank......          2,329,194
                                                -----------------
                                                       14,773,510
                                                -----------------
                   BUILDING MATERIALS
      13,362,548   PT Mulia Industrindo.......         12,626,210
       1,843,000   PT Semen Gresik............          5,303,483
                                                -----------------
                                                       17,929,693
                                                -----------------
                   CONSTRUCTION EQUIPMENT
       3,012,000   PT United Tractors.........          5,595,026
                                                -----------------
                   FINANCIAL SERVICES
               5   Peregrine Indonesia
                   (Units)++** *..............          2,648,750
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       1,569,000   PT Hanjaya Mandala
                   Sampoerna..................  $      14,589,550
       3,144,450   PT Indofood Sukses
                   Makmur.....................          6,617,620
                                                -----------------
                                                       21,207,170
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
      12,734,874   PT Indah Kiat Pulp Paper
                   Corp.......................          9,982,023
       1,241,214   PT Pabrikkertas Tjiwi
                   Kimia......................          1,279,437
                                                -----------------
                                                       11,261,460
                                                -----------------
                   INDUSTRIALS
       2,142,500   PT Bukaka Teknik Utama.....          1,817,394
                                                -----------------
                   METALS
       7,723,000   PT Tambang Timah...........         11,609,543
                                                -----------------
                   PHOTOGRAPHY
       1,030,000   PT Modern Photo & Film
                   Co.........................          2,842,310
                                                -----------------
                   PLANTATION
       1,829,000   PT London Sumatra
                   Indonesia*.................          4,752,588
                                                -----------------
                   RETAIL - DEPARTMENT STORES
       2,910,000   PT Ramayana Lestari
                   Sentosa*...................          4,936,864
                                                -----------------
                   TELECOMMUNICATIONS
       2,150,000   PT Indosat.................          6,510,115
       2,000,000   PT Telekomunikasi
                   Indonesia..................          2,985,011
                                                -----------------
                                                        9,495,126
                                                -----------------

                   TOTAL INDONESIA............        114,023,409
                                                -----------------

                   JAPAN (11.7%)
                   APPLIANCES & HOUSEHOLD DURABLES
          65,000   Juken Sangyo...............            553,543
                                                -----------------
                   AUTO PARTS
          75,000   Bridgestone Metalpha
                   Corp.......................            782,757
                                                -----------------
                   AUTOMOTIVE
          13,500   Autobacs Seven Co..........          1,063,235
         114,000   Honda Motor Co.............          2,719,523
         580,000   Isuzu Motors Ltd...........          2,863,884
         121,000   Toyota Motor Corp..........          2,854,675
                                                -----------------
                                                        9,501,317
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   BANKING
         208,000   Asahi Bank, Ltd............  $       2,134,362
         216,000   Bank of Tokyo - Mitsubishi
                   Ltd........................          4,395,018
         131,000   Dai-Ichi Kangyo Bank.......          2,125,504
         208,000   Long Term Credit Bank of
                   Japan......................          1,377,302
         189,000   Mitsui Trust & Banking.....          1,823,364
         150,000   Sanwa Bank, Ltd............          2,552,184
         145,000   Sumitomo Bank..............          2,543,413
         167,000   Sumitomo Trust & Banking...          1,845,466
                                                -----------------
                                                       18,796,613
                                                -----------------
                   BUILDING & CONSTRUCTION
          55,000   Kaneshita Construction.....            578,846
          90,000   Maeda Road Construction....          1,294,510
                                                -----------------
                                                        1,873,356
                                                -----------------
                   BUILDING MATERIALS
          44,000   Oriental Construction
                   Co.........................            644,448
         200,000   Sanwa Shutter..............          1,650,588
         120,000   Shin Nikkei Co., Ltd.......            768,286
         110,000   Toyo Shutter...............            820,032
                                                -----------------
                                                        3,883,354
                                                -----------------
                   BUSINESS SERVICES
          29,000   Nippon Kanzai..............            793,545
          31,200   Nissin Co. Ltd.............            851,009
          41,000   Secom......................          2,437,993
          60,000   Tanseisha..................            684,091
                                                -----------------
                                                        4,766,638
                                                -----------------
                   CHEMICALS
          23,600   Maezawa Kasei Industries...            817,576
         520,000   Mitsubishi Chemical
                   Corp.......................          2,120,681
         349,000   Nippon Zeon Co. Ltd........          1,698,781
         150,000   Sakai Chemical Industry
                   Co.........................            806,437
          92,000   Shin-Etsu Chemical Co......          1,573,408
                                                -----------------
                                                        7,016,883
                                                -----------------
                   COMMERCIAL SERVICES
          22,000   Nichii Gakkan Co...........          1,061,217
                                                -----------------
                   COMPUTER SOFTWARE & SERVICES
          30,000   CSK Corp...................            881,424
          55,000   Ines.......................            940,624
          12,000   Mars Engineering Corp......            493,598

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
          52,000   Meitec.....................  $       1,067,181
          30,000   Nintendo Co., Ltd..........          1,915,453
          70,000   Ricoh Elemex...............            982,284
             330   TKC Corp...................              8,104
                                                -----------------
                                                        6,288,668
                                                -----------------
                   COMPUTERS
          20,000   Enix Corp..................            485,880
         230,000   Fujitsu, Ltd...............          2,017,190
                                                -----------------
                                                        2,503,070
                                                -----------------
                   COMPUTERS - SYSTEMS
          33,000   Daiwabo Information Systems
                   Co.........................            596,211
                                                -----------------
                   CONSTRUCTION & HOUSING
         100,000   Daiwa House Industry.......          1,385,722
          50,000   Mitsui Home Co., Ltd.......            666,550
                                                -----------------
                                                        2,052,272
                                                -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
          70,000   Aiwa Co....................          1,252,412
    Y    100,000K  Canon, Inc. 1.20% due
                   12/20/05 (Conv.)...........          1,383,968
    Y     95,000K  Canon, Inc. 1.30% due
                   12/19/08 (Conv.)...........          1,235,617
         264,000   Hitachi, Ltd...............          2,338,537
          33,000   Kyocera Corp...............          2,173,566
          40,000   Mitsui High-Tec............            806,876
          49,000   Murata Manufacturing Co.,
                   Ltd........................          1,572,882
          50,000   Nitto Electric Works.......            863,884
          83,000   Omron Corp.................          1,477,723
         140,000   Sharp Corp.................          2,124,189
          50,400   Sony Corp..................          3,019,049
          27,000   TDK Corp...................          1,581,828
                                                -----------------
                                                       19,830,531
                                                -----------------
                   ELECTRONICS
          23,000   Kojima Co. Ltd.............            689,879
          38,000   Maspro Denkoh Corp.........            866,515
         130,000   Nissin Electric............            793,545
          29,000   Rohm Co., Ltd..............          1,716,804
          35,000   Ryoyo Electro Corp.........            620,067
                                                -----------------
                                                        4,686,810
                                                -----------------
                   ENGINEERING & CONSTRUCTION
          27,000   Japan Industrial Land
                   Development................            776,706
         267,000   Kajima Corp................          2,292,519
          27,000   Nitto Kohki Co. Ltd........            888,002
                                                -----------------
                                                        3,957,227
                                                -----------------
                   ENTERTAINMENT
          14,300   H.I.S. Company Ltd.........            757,516
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   FINANCIAL SERVICES
         170,000   Daiwa Securities Co.,
                   Ltd........................  $       1,833,889
    Y     21,000K  Minebea Co. Ltd. 0.80% due
                   03/31/03 (Conv.)...........            208,121
          24,000   Nichiei Co., Ltd.
                   (Kyoto)....................          1,595,510
         120,000   Nomura Securities Co.
                   Ltd........................          1,978,600
          11,000   Sanyo Shinpan Finance Co.,
                   Ltd........................            667,602
          36,000   Shinki Co. Ltd.............            947,202
                                                -----------------
                                                        7,230,924
                                                -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          38,800   Amway Japan, Ltd...........          1,544,922
         101,000   Nippon Meat Packers,
                   Inc........................          1,319,856
          35,000   Stamina Foods..............            273,812
                                                -----------------
                                                        3,138,590
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         100,000   Daishowa Paper
                   Manufacturing Co. Ltd.*....            589,370
                                                -----------------
                   HEALTH & PERSONAL CARE
          50,000   Kawasumi Laboratories,
                   Inc........................            596,387
                                                -----------------
                   HOUSEHOLD FURNISHINGS & APPLIANCES
          50,000   Beltecno Corp..............            534,994
                                                -----------------
                   INDUSTRIALS
         120,000   Nippon Thompson Co.........            854,587
         180,000   Tokai Carbon Co., Ltd......            841,431
                                                -----------------
                                                        1,696,018
                                                -----------------
                   INSURANCE
         180,000   Tokio Marine & Fire
                   Insurance Co...............          1,973,338
         228,000   Yasuda Fire & Marine
                   Insurance..................          1,445,746
                                                -----------------
                                                        3,419,084
                                                -----------------
                   MACHINERY
          85,000   Aichi Corp.................            697,027
         200,000   Amada Co., Ltd.............          1,718,997
         150,000   Daifuku Co. Ltd............          1,841,782

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
          35,000   Fuji Machine Manufacturing
                   Co.........................  $         825,732
          80,000   Fujitec Co. Ltd............            827,925
          22,000   Keyence Corp...............          2,546,922
         309,000   Minebea Co., Ltd...........          2,598,939
         325,000   Mitsubishi Heavy
                   Industries, Ltd............          2,494,080
         120,000   OSG Corp...................            790,388
          50,000   Sansei Yusoki Co., Ltd.....            613,927
          85,000   Sintokogio.................            700,754
          65,000   Takuma Co., Ltd............            741,098
         130,000   Tsudakoma..................            720,575
                                                -----------------
                                                       17,118,146
                                                -----------------
                   MANUFACTURED HOUSING
          65,000   Kawasho Gecoss Corp........            758,200
                                                -----------------
                   MANUFACTURING
          55,000   Arcland Sakamoto...........            757,323
          90,000   Itoki Crebio Corp..........            718,295
          49,000   Nichiha Corp...............            902,473
         104,000   Nippon Electric Glass Co.,
                   Ltd........................          1,587,090
          52,700   Sony Music Entertainment
                   Inc........................          2,029,056
          88,000   Tokyo Steel
                   Manufacturing..............          1,358,358
                                                -----------------
                                                        7,352,595
                                                -----------------
                   MEDICAL SUPPLIES
          13,200   Paramount Bed Co...........            909,946
         150,000   Shimadzu Corp..............            881,424
                                                -----------------
                                                        1,791,370
                                                -----------------
                   MERCHANDISING
          24,000   Misumi Corp................            547,272
                                                -----------------
                   METALS & MINING
         330,000   Nippon Light Metal Co......          1,586,038
         667,000   Nippon Steel Co............          1,942,150
                                                -----------------
                                                        3,528,188
                                                -----------------
                   METALS - NON-FERROUS
         279,000   Fujikura Ltd...............          2,121,496
                                                -----------------
                   METALS - STEEL
          60,000   Takada Kiko................            521,487
                                                -----------------
                   MULTI-INDUSTRY
         244,000   Mitsui & Co................          1,968,777
          46,200   Trusco Nakayama Corp.......            923,838
          58,000   Yamae Hisano...............            574,811
                                                -----------------
                                                        3,467,426
                                                -----------------
                   NATURAL GAS
         365,000   Tokyo Gas Co., Ltd.........          1,136,423
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   OIL RELATED
         187,000   General Sekiyu.............  $       1,448,176
                                                -----------------
                   PHARMACEUTICALS
         177,000   Daiichi Pharmaceutical.....          2,545,869
          90,000   Eisai Co. Ltd..............          1,610,244
         100,000   Terumo.....................          1,280,477
                                                -----------------
                                                        5,436,590
                                                -----------------
                   REAL ESTATE
         120,000   Cesar Co...................            896,685
          60,000   Chubu Sekiwa Real Estate,
                   Ltd........................            789,335
          55,000   Kansai Sekiwa Real
                   Estate.....................            776,618
         223,000   Mitsui Fudosan Co..........          2,757,674
          85,000   Sekiwa Real Estate.........            704,482
                                                -----------------
                                                        5,924,794
                                                -----------------
                   RETAIL
          38,500   Ministop Co., Ltd..........            975,838
          55,000   Shimachu Co., Ltd..........          1,509,823
          24,000   Sundrug Co., Ltd...........            894,580
         154,000   Tokyo Style................          2,336,608
          26,000   Xebio Co. Ltd..............            843,712
                                                -----------------
                                                        6,560,561
                                                -----------------
                   RETAIL - DEPARTMENT STORES
         172,000   Hankyu Department Stores...          2,051,570
                                                -----------------
                   RETAIL - GENERAL MERCHANDISE
          27,000   Circle K Japan Co. Ltd.....          1,110,595
                                                -----------------
                   RETAIL - SPECIALTY
          35,000   Aderans Co. Ltd............            847,220
                                                -----------------
                   STEEL
         811,000   Sumitomo Metal
                   Industries.................          2,226,302
                                                -----------------
                   TELECOMMUNICATIONS
             372   DDI Corp...................          2,789,511
         194,000   Nippon Comsys Corp.........          2,484,126
          67,000   Nippon Denwa Shisetsu......            728,644
                                                -----------------
                                                        6,002,281
                                                -----------------
                   TEXTILES
          50,000   Chuo Warehouse Co..........            521,838
          22,000   Maruco Co., Ltd............            906,858
         570,000   Mitsubishi Rayon Co.,
                   Ltd........................          2,234,608
                                                -----------------
                                                        3,663,304
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   TRANSPORTATION
         180,000   Fukuyama Transporting
                   Co.........................  $       1,521,838
         325,000   Ishikawajima-Harima Heavy
                   Industry...................          1,496,448
         217,000   Kamigumi Co. Ltd...........          1,674,794
          35,000   Kanto Seino
                   Transportation.............          1,012,980
          14,000   Sakai Moving Service Co.,
                   Ltd.*......................            552,535
         205,000   Tokyu Corp.................          1,375,417
                                                -----------------
                                                        7,634,012
                                                -----------------
                   UTILITIES - ELECTRIC
          69,300   Hokkaido Electric Power....          1,385,757
                                                -----------------
                   WHOLESALE & INTERNATIONAL TRADE
          30,000   Satori Electric Co. Ltd....            910,367
                                                -----------------
                   WHOLESALE DISTRIBUTOR
          50,000   Wakita & Co................            635,853
                                                -----------------
                   TOTAL JAPAN................        190,293,335
                                                -----------------
                   MALAYSIA (17.0%)
                   AGRICULTURE
       3,000,000   Highlands & Lowlands
                   Berhad.....................          5,224,619
       2,000,000   Lingui Developments
                   Berhad.....................          3,942,213
                                                -----------------
                                                        9,166,832
                                                -----------------
                   AUTOMOTIVE
       1,550,000   Diversified Resources
                   Berhad.....................          5,337,423
       1,120,000   Oriental Holdings Berhad...          7,624,777
         750,000   Perusahaan Otomobil
                   Nasional Berhad............          4,749,654
       1,571,000   Tan Chong Motor Holdings
                   Berhad.....................          2,673,778
                                                -----------------
                                                       20,385,632
                                                -----------------
                   BANKING
       1,000,000   DCB Holdings Berhad........          3,423,709
       1,250,000   Kwong Yik Bank.............          3,438,551
       1,150,000   Malayan Banking Berhad.....         11,379,379
       3,233,333   Public Bank Berhad.........          5,993,607
                                                -----------------
                                                       24,235,246
                                                -----------------
                   BUILDING & CONSTRUCTION
         450,000   Gamuda Berhad..............          3,686,919
         733,000   Hume Industries (Malaysia)
                   Berhad.....................          4,612,982
       2,000,000   Kedah Cement Berhad........          3,704,730

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
       2,400,666   Metacorp Berhad............  $       7,316,496
       1,300,000   Sungei Way Holdings
                   Berhad.....................          7,409,460
         250,000   Sungei Way Holdings Berhad
                   (Warrants due 06/29/99)*...            766,871
       1,100,000   United Engineers Malaysia
                   Berhad.....................          8,707,698
     MYR   4,000K  United Engineers Malaysia
                   Berhad 2.00% due 03/01/04
                   (Conv.)....................          5,380,000
                                                -----------------
                                                       41,585,156
                                                -----------------
                   CONGLOMERATES
         292,000   Gadek (Malaysia) Berhad....          2,427,073
         534,000   Intria Berhad..............          1,426,677
       2,000,000   Renong Berhad..............          3,150,604
       1,241,000   Sime Darby Berhad..........          4,396,180
                                                -----------------
                                                       11,400,534
                                                -----------------
                   CONSTRUCTION PLANT & EQUIPMENT
       1,430,000   YTL Corp. Berhad...........          7,697,605
                                                -----------------
                   ENTERTAINMENT
       3,708,800   Magnum Corporation
                   Berhad.....................          6,400,304
       2,049,000   Resorts World Berhad.......         11,759,549
                                                -----------------
                                                       18,159,853
                                                -----------------
                   FINANCIAL SERVICES
       2,997,000   Affin Holdings Berhad......          7,710,469
         866,666   Arab Malaysian Finance
                   Berhad.....................          4,665,212
         891,000   Hong Leong Credit Berhad...          4,937,265
       3,486,450   Public Finance Berhad......          5,381,815
       1,000,000   Rashid Hussain Berhad......          6,253,711
                                                -----------------
                                                       28,948,472
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         700,000   Kian Joo Can Factory
                   Berhad.....................          3,823,471
                                                -----------------
                   INSURANCE
         846,000   Malaysian Assurance
                   Alliance Berhad............          4,152,147
                                                -----------------
                   MANUFACTURING
         500,000   Malaysian Pacific
                   Industries Berhad..........          1,939,442
         256,625   O.Y.L. Industries Berhad...          2,844,053
                                                -----------------
                                                        4,783,495
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   MULTI-INDUSTRY
       2,000,000   Multi-Purpose Holdings
                   Berhad.....................  $       3,419,751
       1,200,000   Nylex (Malaysia) Berhad....          2,636,058
                                                -----------------
                                                        6,055,809
                                                -----------------
                   OIL & GAS PRODUCTS
         750,000   Petronas Dagangan Berhad...          2,211,557
                                                -----------------
                   PLANTATION
       2,100,000   Industrial Oxygen
                   Incorporated Berhad........          3,308,134
       1,500,000   Kuala Lumpur Kepong
                   Berhad.....................          3,770,038
                                                -----------------
                                                        7,078,172
                                                -----------------
                   REAL ESTATE
       1,789,500   Land & General Berhad......          3,895,607
       2,420,000   Malaysian Resources Corp.
                   Berhad.....................          9,291,114
       3,327,000   Metroplex Berhad...........          3,832,009
       2,507,000   Pelangi Berhad.............          2,381,476
       3,000,000   Selangor Properties
                   Berhad.....................          3,099,149
       1,781,000   Sime UEP Properties
                   Berhad.....................          4,899,248
                                                -----------------
                                                       27,398,603
                                                -----------------
                   TELECOMMUNICATIONS
       1,200,000   Technology Resources
                   Industries Berhad*.........          2,873,540
       2,900,000   Telekom Malaysia Berhad....         25,596,675
                                                -----------------
                                                       28,470,215
                                                -----------------
                   TRANSPORTATION
         800,000   Konsortium Perkapalan
                   Berhad*....................          5,287,948
       1,932,000   Malaysian Airline System
                   Berhad.....................          4,855,808
                                                -----------------
                                                       10,143,756
                                                -----------------
                   UTILITIES
         500,000   Malakoff Berhad............          2,256,086
         300,000   Prime Utilities Berhad.....          2,968,534
         155,000   Prime Utilities Berhad
                   (Warrants due 03/11/01)*...            429,448
     MYR 310,000   Prime Utilities Berhad
                   1.00% due 03/01/01 (Loan
                   Stock).....................             87,117

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
       3,483,000   Tenaga Nasional Berhad.....  $      13,923,728
                                                -----------------
                                                       19,664,913
                                                -----------------

                   TOTAL MALAYSIA.............        275,361,468
                                                -----------------

                   PHILIPPINES (3.1%)
                   BANKING
         230,530   Philippine National Bank...          2,657,596
         480,000   Security Bank Corp.*.......            439,024
                                                -----------------
                                                        3,096,620
                                                -----------------
                   BUILDING & CONSTRUCTION
         883,000   Bacnotan Consolidated
                   Industries.................          3,701,601
                                                -----------------
                   CONGLOMERATES
      13,000,000   Aboitiz Equity Ventures
                   Inc.*......................          1,560,594
       6,029,766   Ayala Corp. (B Shares).....          5,744,823
       3,534,000   First Philippine Holdings
                   Corp. (B Shares)...........          7,138,034
                                                -----------------
                                                       14,443,451
                                                -----------------
                   ENGINEERING & CONSTRUCTION
       7,167,000   DMCI Holdings Inc.*........          5,189,520
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
       1,284,000   Paper Industries Corp.*....            229,985
                                                -----------------
                   REAL ESTATE
      15,000,000   Belle Corp.*...............          4,001,524
       3,990,000   Fil-Estate Land, Inc.......          3,725,419
         104,000   Filinvest Land, Inc.*......             35,274
 $         1,850K  Filinvest Land, Inc. 3.75%
                   due 01/02/02 (Conv.).......          1,803,750
                                                -----------------
                                                        9,565,967
                                                -----------------
                   TELECOMMUNICATIONS
          18,000   Philippine Long Distance
                   Telephone Co...............          1,080,412
          96,950   Philippine Long Distance
                   Telephone Co. (ADR)........          5,804,881
                                                -----------------
                                                        6,885,293
                                                -----------------
                   UTILITIES
         963,818   Manila Electric Co. (B
                   Shares)....................          7,089,058
                                                -----------------

                   TOTAL PHILIPPINES..........         50,201,495
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   SINGAPORE (10.3%)
                   APPLIANCES & HOUSEHOLD DURABLES
       1,500,000   Courts (Singapore) Ltd.....  $       1,992,187
                                                -----------------
                   BANKING
       1,435,250   Development Bank of
                   Singapore, Ltd.............         17,227,077
       1,410,000   Overseas Chinese Banking
                   Corp., Ltd.................         16,122,869
         650,000   Overseas Union Bank,
                   Ltd........................          4,431,818
       1,600,000   United Overseas Bank,
                   Ltd........................         15,568,182
                                                -----------------
                                                       53,349,946
                                                -----------------
                   CONGLOMERATES
       1,215,000   Keppel Corp., Ltd..........          9,060,724
                                                -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
         600,000   Elec & Eltek International
                   Co. Ltd....................          1,812,000
       3,250,000   Venture Manufacturing
                   Ltd........................          5,909,091
                                                -----------------
                                                        7,721,091
                                                -----------------
                   FINANCE
         850,000   Hong Leong Finance Ltd.....          2,595,881
         250,000   Hong Leong Finance Ltd.
                   (Warrants due 09/15/98)*...            141,158
                                                -----------------
                                                        2,737,039
                                                -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         345,000   Fraser & Neave Ltd.........          3,430,398
                                                -----------------
                   HOTELS
         600,000   Overseas Union Enterprise
                   Ltd........................          2,940,341
       1,322,000   Republic Hotels & Resorts
                   Ltd........................          1,586,776
         364,400   Republic Hotels & Resorts
                   Ltd. (Warrants due
                   07/12/00)*.................            175,989
                                                -----------------
                                                        4,703,106
                                                -----------------
                   MACHINERY
         700,000   Van Der Horst Ltd..........          2,585,227
                                                -----------------
                   METALS - MISCELLANEOUS
       3,484,500   Amtek Engineering Ltd......          6,063,228
                                                -----------------
                   PUBLISHING
         390,000   Singapore Press Holdings...          6,481,534
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   REAL ESTATE
         111,000   Bukit Sembawang Estates
                   Ltd........................  $       2,593,679
       1,574,400   City Developments, Ltd.....         12,411,818
         870,000   DBS Land Ltd...............          2,743,466
         750,000   Parkway Holdings Ltd.......          2,796,520
         680,000   Singapore Land Ltd.........          3,767,045
       2,500,000   United Overseas Land,
                   Ltd........................          3,568,892
         250,000   United Overseas Land, Ltd.
                   (Warrants due 05/28/01)*...            147,372
       1,152,000   Wing Tai Holdings Ltd......          2,830,909
                                                -----------------
                                                       30,859,701
                                                -----------------
                   SHIPBUILDING
         316,000   Far East Levingston
                   Shipbuilding Ltd...........          1,458,807
         971,000   Sembawang Corp. Ltd........          4,172,266
                                                -----------------
                                                        5,631,073
                                                -----------------
                   STEEL & IRON
       2,000,000   Natsteel Ltd...............          3,451,705
                                                -----------------
                   TELECOMMUNICATIONS
       3,400,000   Singapore
                   Telecommunications, Ltd....          7,920,455
                                                -----------------
                   TRANSPORTATION
       3,000,000   Comfort Group Ltd..........          2,663,352
       2,055,000   Singapore Airlines Ltd.....         18,098,011
                                                -----------------
                                                       20,761,363
                                                -----------------

                   TOTAL SINGAPORE............        166,748,777
                                                -----------------

                   SOUTH KOREA (6.3%)
                   AIR TRANSPORT
           9,770   Korean Air.................            198,423
                                                -----------------
                   AUTOMOTIVE
          74,250   Hyundai Motor Co., Ltd.....          2,315,807
          42,000   Hyundai Motor Co., Ltd.
                   (GDR)......................            455,700
                                                -----------------
                                                        2,771,507
                                                -----------------
                   BANKING
         512,230   Cho Hung Bank..............          5,454,877
          66,561   Hana Bank..................          1,019,821
          11,525   Hana Bank (Rights)*........            166,441
         206,522   Kangwon Bank...............          1,581,497
           1,290   Korea Housing Bank.........             24,892
         216,833   Shinhan Bank...............          4,269,821
                                                -----------------
                                                       12,517,349
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   BREWERY
          50,841   Chosun Brewery Co..........  $       1,357,405
                                                -----------------
                   BUILDING MATERIALS
         162,710   Tong Yang Cement Co........          3,613,584
                                                -----------------
                   CHEMICALS
         150,000   Hanwha Chemical Corp.......          1,512,743
                                                -----------------
                   COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
          37,000   LG Information &
                   Communication Ltd..........          3,771,845
             220   Sungmi Telecom
                   Electronics................             48,144
                                                -----------------
                                                        3,819,989
                                                -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
          54,000   Samsung Display Devices
                   Co.........................          3,407,767
         116,263   Samsung Electronics Co.....          8,197,670
          15,728   Samsung Electronics Co.
                   (New)*.....................          1,078,437
           4,174   Samsung Electronics Co.
                   (GDR) - non-voting*........             88,155
             220   Samsung Electronics Co.
                   (GDS) - voting*............              9,981
                                                -----------------
                                                       12,782,010
                                                -----------------
                   ENGINEERING & CONSTRUCTION
         116,706   Dong-Ah Construction
                   Industrial Co..............          3,328,387
          79,432   Dong-Ah Construction
                   Industrial Co. (EDR)*......          1,191,480
          10,284   Dong-Ah Construction
                   Industrial Co. (Rights)*...            268,333
         274,340   Hyundai Engineering &
                   Construction Co............          8,283,470
          15,972   Hyundai Engineering &
                   Construction Co.*..........            482,261
         150,000   Sam Whan Corp..............          3,458,738
                                                -----------------
                                                       17,012,669
                                                -----------------
                   FOOD PROCESSING
          60,000   Cheil Foods & Chemicals....          3,240,291
                                                -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          40,000   Han Kuk Paper Manufacturing
                   Co.........................            956,311
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   INSURANCE
         100,000   Oriental Fire & Marine
                   Insurance..................  $       2,924,757
           1,570   Samsung Fire & Marine
                   Insurance..................            833,809
                                                -----------------
                                                        3,758,566
                                                -----------------
                   INVESTMENT COMPANIES
          55,000   Atlantis Korean Smaller
                   Co's*......................          2,516,250
          65,000   Clemente Korea Emerging
                   Growth Fund*...............            455,000
                                                -----------------
                                                        2,971,250
                                                -----------------
                   OIL RELATED
         160,829   Yukong, Ltd. (GDS).........          3,766,990
                                                -----------------
                   PHARMACEUTICALS
         187,040   Dong-A Pharmaceutical Co.,
                   Ltd........................          4,403,612
                                                -----------------
                   STEEL & IRON
           6,449   Dongkuk Steel Mill Co......            129,137
           1,440   Pohang Iron & Steel Co.,
                   Ltd........................             92,010
         427,700   Pohang Iron & Steel Co.,
                   Ltd. (ADR).................          8,874,775
                                                -----------------
                                                        9,095,922
                                                -----------------
                   TELECOMMUNICATIONS
             480   Korea Mobile
                   Telecommunications Corp....            471,320
                                                -----------------
                   TRANSPORTATION
           3,462   Han Jin Transportation
                   Co.........................             75,626
                                                -----------------
                   UTILITIES
         152,150   Korea Electric Power
                   Corp.......................          4,486,948
           3,380   Samchully Co...............            276,881
         158,838   Seoul City Gas Go Ltd......         11,662,256
                                                -----------------
                                                       16,426,085
                                                -----------------
                   WHOLESALE DISTRIBUTOR
         200,000   Daewoo Corp................          1,699,029
                                                -----------------

                   TOTAL SOUTH KOREA..........        102,450,681
                                                -----------------

                   TAIWAN (1.4%)
                   BUILDING MATERIALS
         132,550   Asia Cement Corp. (GDR)....          2,617,862
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   INVESTMENT COMPANIES
             844   Taipei Fund (Units)++*.....  $       6,952,872
         430,000   Taiwan American Fund
                   (Pref.)*...................          5,536,250
                                                -----------------
                                                       12,489,122
                                                -----------------
                   TRANSPORTATION
 $         6,000K  U-Ming Marine Transport
                   1.50% due 02/07/01
                   (Conv.)....................          5,250,000
 $         4,000K  Yang Ming Marine
                   Transportation - 144A**
                   2.00% due 10/06/01
                   (Conv.)....................          4,440,000
                                                -----------------
                                                        9,690,000
                                                -----------------

                   TOTAL TAIWAN...............         24,796,984
                                                -----------------
                   THAILAND (5.7%)
                   BANKING
         278,680   Thai Military Bank, Ltd....            644,511
                                                -----------------
                   BUILDING MATERIALS
         259,300   Siam Cement Co., Ltd.......          8,863,220
         396,000   Siam City Cement Co.,
                   Ltd........................          2,483,634
       1,580,000   Tipco Asphalt Co., Ltd.....          8,546,901
       1,416,300   TPI Polene Co., Ltd........          3,025,689
                                                -----------------
                                                       22,919,444
                                                -----------------
                   COAL
         348,400   Ban Pu Coal Co., Ltd.......          6,446,035
         851,400   Lanna Lignite Public Co....          7,008,506
                                                -----------------
                                                       13,454,541
                                                -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       1,016,000   Charoen Pokphand Feedmill
                   Co. Ltd....................          3,942,770
                                                -----------------
                   INVESTMENT COMPANIES
      11,840,300   Ruang Khao 2 Fund
                   (Units)++..................          4,502,015
                                                -----------------

SHARES/PRINCIPAL
     AMOUNT                                           VALUE
-----------------------------------------------------------------
                   OIL RELATED
       1,100,000   PTT Exploration &
                   Production PCL.............  $      15,781,428
                                                -----------------
                   TELECOMMUNICATIONS
         723,500   Advanced Information
                   Service PCL (ADR)..........          9,812,669
         866,500   Total Access Communication
                   PCL........................          5,978,850
         522,000   United Communication
                   Industry...................          4,337,893
                                                -----------------
                                                       20,129,412
                                                -----------------
                   TEXTILES
         363,200   Saha-Union PCL.............            423,551
                                                -----------------
                   TRANSPORTATION
       4,836,800   Bangkok Expressway Public
                   Co.*.......................          5,261,307
         163,200   Bangkok Expressway Public
                   Co. (Local Market)*........            177,523
         104,000   Regional Container Line
                   Co., Ltd...................          1,092,548
         719,300   Thai Airways International
                   Ltd........................          1,268,806
                                                -----------------
                                                        7,800,184
                                                -----------------
                   UTILITIES - ELECTRIC
         800,000   Cogeneration Public Co.*...          2,963,428
                                                -----------------

                   TOTAL THAILAND.............         92,561,284
                                                -----------------

                   TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS
                   AND BONDS (IDENTIFIED COST
                   $1,519,797,033)............      1,597,979,081
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1996, CONTINUED

    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                         VALUE
-----------------------------------------------------------------
                   SHORT-TERM INVESTMENT (a) (0.0%)
                   COMMERCIAL PAPER
                   AUTOMOTIVE - FINANCE
 $           350   Ford Motor Credit Co. 5.25%
                   due 12/06/96 (Amortized
                   Cost $348,214).............  $         348,214
                                                -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$1,520,145,247) (B)........       98.4%  1,598,327,295

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES......        1.6      26,140,585
                                 -----   -------------

NET ASSETS.................      100.0%  $1,624,467,880
                                 -----   -------------
                                 -----   -------------

---------------------
ADR  American Depository Receipt.
EDR  European Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Share.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
++ Consists of more than one class of securities traded together as a unit; generally stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates $1,543,094,913. The aggregate gross unrealized appreciation was $202,204,434 and the aggregate gross unrealized depreciation was $146,972,052, resulting in net unrealized appreciation of $55,232,382.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1996

                                                         UNREALIZED
       CONTRACTS               IN           DELIVERY    APPRECIATION
      TO DELIVER          EXCHANGE FOR        DATE     (DEPRECIATION)
   ----------------------------------------------------------------
         AUD  651,375  $           514,521  11/01/96   $     (1,042)
  $           711,208        MYR 1,782,359  11/01/96         (5,743)
  $           480,394        MYR 1,206,749  11/04/96         (2,757)
       THB 94,710,648  $         3,712,687  11/04/96            146
        Y  51,598,498  $           452,936  11/05/96            397
                                                            -------
        Net Unrealized Depreciation..................  $     (8,999)
                                                            -------
                                                            -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1996

                                                                  PERCENT OF
INDUSTRY                                         VALUE            NET ASSETS
-------------------------------------------------------------------------------
Agriculture............................  $           9,166,832           0.6%
Air Transport..........................                198,423           0.0
Appliances & Household Durables........              2,545,730           0.2
Auto...................................              5,153,975           0.3
Auto Parts.............................                782,757           0.0
Automotive.............................             32,658,456           2.0
Automotive - Finance...................                348,214           0.0
Banking................................            198,030,326          12.3
Brewery................................              1,357,405           0.1
Building & Construction................             50,604,815           3.2
Building Materials.....................             50,963,938           3.2
Business Services......................              4,766,637           0.3
Chemicals..............................             11,874,529           0.7
Coal...................................             13,454,541           0.8
Commercial Services....................              3,383,867           0.2
Communications -
  Equipment/Manufacturers..............              3,819,989           0.2
Computer Software & Services...........              6,288,668           0.4
Computers..............................              2,503,070           0.2
Computers - Systems....................                596,211           0.0
Conglomerates..........................            137,414,109           8.5
Construction & Housing.................              2,052,272           0.1
Construction Equipment.................              5,595,026           0.3
Construction Plant & Equipment.........              7,697,605           0.5
Electronic & Electrical Equipment......             42,584,078           2.6
Electronics............................              4,686,810           0.3
Engineering & Construction.............             32,305,742           2.0
Entertainment..........................             18,917,369           1.2
Finance................................              2,737,039           0.2
Financial Services.....................             52,233,134           3.2
Food Processing........................              5,009,607           0.3
Food, Beverage, Tobacco & Household
  Products.............................             38,020,623           2.3
Forest Products, Paper & Packaging.....             16,860,597           1.0
Health & Personal Care.................                596,387           0.0
Hotels.................................              4,703,106           0.3
Hotels/Motels..........................             17,746,579           1.1
Household Furnishings & Appliances.....                534,994           0.0
Industrials............................              3,513,412           0.2
Insurance..............................             11,329,797           0.7
Investment Companies...................             23,718,634           1.5
Life Insurance.........................              3,785,600           0.2

                                                                  PERCENT OF
INDUSTRY                                         VALUE            NET ASSETS
-------------------------------------------------------------------------------
Machinery..............................  $          19,703,373           1.2%
Manufactured Housing...................                758,200           0.0
Manufacturing..........................             12,136,090           0.7
Medical Supplies.......................              1,791,370           0.1
Merchandising..........................                547,272           0.0
Metals.................................             11,609,543           0.7
Metals & Mining........................             12,577,170           0.8
Metals - Miscellaneous.................              6,063,228           0.4
Metals - Non-Ferrous...................              2,121,496           0.1
Metals - Steel.........................                521,487           0.0
Multi-Industry.........................              9,523,235           0.6
Natural Gas............................              1,136,423           0.1
Oil & Gas Products.....................              2,211,557           0.1
Oil Related............................             26,980,334           1.7
Pharmaceuticals........................              9,840,202           0.6
Photography............................              2,842,310           0.2
Plantation.............................             11,830,760           0.7
Publishing.............................             11,603,239           0.7
Real Estate............................            283,254,023          17.4
Retail.................................              6,560,561           0.4
Retail - Department Stores.............              6,988,434           0.4
Retail - General Merchandise...........              1,110,595           0.1
Retail - Specialty.....................                847,220           0.1
Retail - Specialty Apparel.............             13,082,620           0.8
Shipbuilding...........................              5,631,073           0.3
Steel..................................              2,226,302           0.1
Steel & Iron...........................             12,547,626           0.8
Telecommunications.....................            120,762,990           7.4
Textiles...............................              4,086,855           0.3
Transportation.........................             76,262,192           4.7
Utilities..............................             83,034,178           5.1
Utilities - Electric...................              4,349,185           0.3
Wholesale & International Trade........                910,367           0.1
Wholesale Distributor..................              2,334,882           0.2
                                         ---------------------           ---
                                         $       1,598,327,295          98.4%
                                         ---------------------           ---
                                         ---------------------           ---

                                                                  PERCENT OF
TYPE OF INVESTMENT                               VALUE            NET ASSETS
-------------------------------------------------------------------------------
Bonds..................................  $          28,065,076           1.7%
Common Stocks..........................          1,562,253,511          96.1
Preferred Stocks.......................              5,536,250           0.4
Rights & Warrants......................              2,124,244           0.2
Short-Term Investments.................                348,214           0.0
                                         ---------------------           ---
                                         $       1,598,327,295          98.4%
                                         ---------------------           ---
                                         ---------------------           ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996

ASSETS:
Investments in securities, at value
  (identified cost $1,520,145,247)..........................  $1,598,327,295
Cash (including $4,863,435 in foreign currency).............      12,087,745
Receivable for:
    Investments sold........................................      15,815,056
    Capital stock sold......................................       3,961,474
    Dividends...............................................       2,496,672
    Interest................................................         292,645
Prepaid expenses and other assets...........................          72,224
                                                              --------------
     TOTAL ASSETS...........................................   1,633,053,111
                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................       2,722,795
    Capital stock repurchased...............................       2,188,602
    Plan of distribution fee................................       1,406,541
    Investment management fee...............................       1,378,563
Accrued expenses and other payables.........................         888,730
                                                              --------------
     TOTAL LIABILITIES......................................       8,585,231
                                                              --------------
NET ASSETS:
Paid-in-capital.............................................   1,571,133,362
Net unrealized appreciation.................................      78,152,434
Accumulated undistributed net investment income.............       1,241,493
Accumulated net realized loss...............................     (26,059,409)
                                                              --------------
     NET ASSETS.............................................  $1,624,467,880
                                                              --------------
                                                              --------------
NET ASSET VALUE PER SHARE,
  86,011,075 SHARES OUTSTANDING (200,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                      $18.89
                                                              --------------
                                                              --------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1996

NET INVESTMENT INCOME:
INCOME
Dividends (net of $3,066,529 foreign withholding tax).......  $40,517,977
Interest (net of $14,010 foreign withholding tax)...........    1,922,169
                                                              -----------
     TOTAL INCOME...........................................   42,440,146
                                                              -----------

EXPENSES
Plan of distribution fee....................................   16,571,035
Investment management fee...................................   16,242,482
Custodian fees..............................................    3,435,104
Transfer agent fees and expenses............................    2,635,718
Shareholder reports and notices.............................      223,783
Registration fees...........................................      202,454
Professional fees...........................................       94,744
Directors' fees and expenses................................       38,961
Organizational expenses.....................................        2,336
Other.......................................................       79,111
                                                              -----------

     TOTAL EXPENSES.........................................   39,525,728
                                                              -----------

     NET INVESTMENT INCOME..................................    2,914,418
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................     (849,851)
    Foreign exchange transactions...........................    3,607,935
                                                              -----------

     NET GAIN...............................................    2,758,084
                                                              -----------
Net change in unrealized appreciation/ depreciation on:
    Investments.............................................   28,316,136
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................      (11,571)
                                                              -----------

     NET APPRECIATION.......................................   28,304,565
                                                              -----------

     NET GAIN...............................................   31,062,649
                                                              -----------

NET INCREASE................................................  $33,977,067
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 1996   OCTOBER 31, 1995
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.......................................   $     2,914,418    $     4,954,471
Net realized gain...........................................         2,758,084         20,313,294
Net change in unrealized appreciation.......................        28,304,565       (162,216,385)
                                                              ----------------   ----------------
     NET INCREASE (DECREASE)................................        33,977,067       (136,948,620)
                                                              ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................       (33,521,569)          (225,409)
Net realized gain...........................................                --        (70,810,154)
                                                              ----------------   ----------------
     TOTAL..................................................       (33,521,569)       (71,035,563)
                                                              ----------------   ----------------
Net increase from capital stock transactions................       182,463,571         78,945,257
                                                              ----------------   ----------------
     NET INCREASE (DECREASE)................................       182,919,069       (129,038,926)
NET ASSETS:
Beginning of period.........................................     1,441,548,811      1,570,587,737
                                                              ----------------   ----------------
     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $1,241,493 AND $14,407,774, RESPECTIVELY)...............   $ 1,624,467,880    $ 1,441,548,811
                                                              ----------------   ----------------
                                                              ----------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES
Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price;
(3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Sub-Advisor that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.
C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.
When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.
D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.
E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.
F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
H. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $142,000 which have been reimbursed for the full amount thereof. Such expenses were fully amortized as of November 29, 1995.
2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion. Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.
Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited ("Morgan Grenfell" or the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.
3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $48,277,700 at October 31, 1996.
The Distributor has informed the Fund that for the year ended October 31, 1996, it received approximately $3,771,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1996 aggregated $932,691,930 and $794,751,338, respectively.
For the year ended October 31, 1996, the Fund incurred $335,464 in brokerage commissions with affiliates of Morgan Grenfell for portfolio transactions executed on behalf of the Fund.
Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $266,000.
The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1996 included in Directors' fees and expenses in the Statement of Operations amounted to $17,713. At October 31, 1996, the Fund had an accrued pension liability of $49,330 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

5. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                                   FOR THE YEAR                   FOR THE YEAR
                                                                      ENDED                          ENDED
                                                                 OCTOBER 31, 1996               OCTOBER 31, 1995
                                                           ----------------------------   ----------------------------
                                                             SHARES          AMOUNT         SHARES          AMOUNT
                                                           -----------   --------------   -----------   --------------
Sold.....................................................   38,199,038   $  744,616,070    26,287,993   $  491,348,677
Reinvestment of dividends and distributions..............    1,685,192       31,243,453     3,643,200       67,435,626
                                                           -----------   --------------   -----------   --------------
                                                            39,884,230      775,859,523    29,931,193      558,784,303
Repurchased..............................................  (30,677,011)    (593,395,952)  (25,829,636)    (479,839,046)
                                                           -----------   --------------   -----------   --------------
Net increase.............................................    9,207,219   $  182,463,571     4,101,557   $   78,945,257
                                                           -----------   --------------   -----------   --------------
                                                           -----------   --------------   -----------   --------------

6. FEDERAL INCOME TAX STATUS
At October 31, 1996, the Fund had a net capital loss carryover of approximately $19,068,000 of which $3,193,000 will be available through October 31, 2003, and $15,875,000 will be available through October 31, 2004 to offset future capital gains to the extent provided by regulations.
As of October 31, 1996, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from permanent book/ tax differences for the year ended October 31, 1996, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $17,440,870.
7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.
At October 31, 1996, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.
Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996, CONTINUED

At October 31, 1996, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.
8. COMMITMENTS
As of October 31, 1996, the Fund had purchased shares which are subject to installment payments. At October 31, 1996, the Fund had outstanding commitments as follows:

                              TOTAL
                           OUTSTANDING
         ISSUER            COMMITMENT                                  INSTALLMENT PAYMENT TERMS
-------------------------  ----------- ------------------------------------------------------------------------------------------
Investment Co. of China    $  158,000  Balance payable in one installment upon notification by the issuer.

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                               FOR THE YEAR ENDED OCTOBER 31                     NOVEMBER 30, 1990*
                                -----------------------------------------------------------           THROUGH
                                   1996          1995        1994        1993       1992**        OCTOBER 31, 1991
---------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period.......................  $ 18.77        $ 21.60     $ 19.80     $ 12.69     $ 11.72             $  10.00
                                -----------    --------    --------    --------    --------              ------

Net investment income
 (loss).......................     0.05           0.08       (0.10)      (0.04)      (0.01)                0.06
Net realized and unrealized
 gain (loss)..................     0.50          (1.94)       2.22        7.15        1.14                 1.69
                                -----------    --------    --------    --------    --------              ------

Total from investment
 operations...................     0.55          (1.86)       2.12        7.11        1.13                 1.75
                                -----------    --------    --------    --------    --------              ------

Less dividends and
 distributions from:
   Net investment income......    (0.43)         --          --          --          (0.01)               (0.03)
   Net realized gain..........    --             (0.97)      (0.32)      --          (0.15)              --
                                -----------    --------    --------    --------    --------              ------

Total dividends and
 distributions................    (0.43)         (0.97)      (0.32)      --          (0.16)               (0.03)
                                -----------    --------    --------    --------    --------              ------

Net asset value, end of
 period.......................  $ 18.89        $ 18.77     $ 21.60     $ 19.80     $ 12.69             $  11.72
                                -----------    --------    --------    --------    --------              ------
                                -----------    --------    --------    --------    --------              ------

TOTAL INVESTMENT RETURN+......     3.00%         (8.65)%     10.69%      56.13%       9.86%               17.54%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     2.39%          2.45%       2.41%       2.38%       2.77%                2.43%(2)(3)

Net investment income
 (loss).......................     0.18%          0.35%      (0.70)%     (0.46)%     (0.30)%               0.61%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................   $1,624         $1,442      $1,571        $694        $177                  $86

Portfolio turnover rate.......       49%            50%         35%         30%         73%                  70%(1)

Average commission rate
 paid.........................  $0.0095          --          --          --          --                  --

---------------------
 *   Commencement of operations.
 ** Net investment loss was computed based upon the monthly average shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 2.83% and 0.22%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER PACIFIC GROWTH FUND INC.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Pacific Growth Fund Inc. (the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and for the period November 30, 1990 (commencement of operations) through October 31, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 17, 1996

--------------------------------------------------------------------------------
                      1996 FEDERAL TAX NOTICE (UNAUDITED)
       For  the  year  ended  October 31,  1996,  the  Fund  has elected,
       pursuant  to  Section  853  of  the  Internal  Revenue  Code,   to
       pass-through foreign taxes of $0.03 per share to its shareholders.
       The Fund generated net foreign source income of $0.09 per share with respect to this election.

DEAN WITTER PACIFIC GROWTH FUND
                                GROWTH OF $10,000
DATE                     TOTAL          MSCI WORLD INDEX    LIPPER
November 30, 1990       $10,000             $10,000         $10,000
October 31, 1991        $11,754             $11,561         $11,563
October 31, 1992        $12,913             $10,735         $11,036
October 31, 1993        $20,162             $13,392         $15,811
October 31, 1994        $22,297             $14,182         $17,607
October 31, 1995        $20,387             $15,264         $15,943
October 31, 1996        $20,899 (3)         $17,474         $16,756

                          AVERAGE ANNUAL TOTAL RETURNS
                 1 YEAR             5 YEAR             LIFE OF FUND
               -----------------------------------------------------
                3.00 (1)           12.30 (1)             13.35 (1)
               -2.00 (2)           12.05 (2)             13.26 (2)
               -----------------------------------------------------
               -----------------------------------------------------
               ___Fund             ___MSCI (4)         ___LIPPER (5)
               -----------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

 -----------------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%
     5 year-2%, since inception - 1%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 1% CDSC, assuming a complete redemption on October 31, 1996.

(4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The index does not include any expenses, fees or charges or reinvestment of dividends.
     The Index is unmanaged and should not be considered an investment.

(5) The Lipper Pacific Region Funds Average tracks the performance of funds which invest in equity securities whose primary trading markets or operations are concentrated in the Western Pacific basin region or a single country within this region, as reported by Lipper Analytical Services.